Note 3 - Summary of Significant Accounting Policies: Foreign Currency Translation and Comprehensive Income (loss): Schedule of Exchange Rates (Details)	3 Months Ended
	Mar. 31, 2013 CAD	Dec. 31, 2012 CAD	Mar. 31, 2012 CAD
Details
Exchange Rate, Period End	0.9830	1.0051	1.0040
Exchange Rate, Period Average	1.0250	1.0040	0.9939